Investment Risks - Stablecoin Reserves Portfolio [Member]	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Treasury Obligations. U.S. Treasury Obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Stablecoin Issuer Reserves Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stablecoin Issuer Reserves Risk. Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the Fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. These events could result in some or all stablecoins facing increased redemption pressures, which in turn could create redemption pressures on the Fund. The GENIUS Act  is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the Fund and may impact the ability of the Fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Technology and other systems associated with stablecoins are subject to certain risks that could adversely affect stablecoin issuers and, potentially, the Fund and its shareholders.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Class | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury Obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury Obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Stablecoin Issuer Reserves Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stablecoin Issuer Reserves Risk. Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the Fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. These events could result in some or all stablecoins facing increased redemption pressures, which in turn could create redemption pressures on the Fund. The GENIUS Act  is legislation that establishes a framework for the issuance of stablecoins, including reserve requirements. Future legislative or regulatory developments and uncertainties associated with the GENIUS Act, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the Fund and may impact the ability of the Fund to be used as a reserve backing the outstanding payment stablecoins of stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Technology and other systems associated with stablecoins are subject to certain risks that could adversely affect stablecoin issuers and, potentially, the Fund and its shareholders.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Stablecoin Reserves Portfolio - Institutional Select Class | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.